CENTURION COUNSEL MARKET NEUTRAL FUND
                           Portfolio Review
                          as of June 30, 2000


       Fund Highlights                 Top Ten Holdings-Long Positions

              12/31/99      6/30/00    US Treasury, 9/14/00          7.0%
                                       NASDAQ 100, 01/02,120 C s     6.3%
Net Assets:   $1,618,616  $1,417,263   Vet Center, Calls Sep 10      4.9%
                                       Dow Jones Index, 12/01, 104 P 4.0%
NAV Per Share:                         Entertainment Properties Trust2.5%
   Class A:       $2.92     $3.72      Baxter International          2.5%
   Class B:       $2.86     $3.65      Dow Jones Index, 12/02,116 P  2.2%
   Class C:       $2.86     $3.65      United Dominion REIT          2.0%
   Class D:       $2.95     $3.75      Prison Realty                 1.9%
                                       JNJ, 01/02, 84 C              1.9%
Shares
Outstanding:     562,505    385,245    Top Holdings - Short Positions

    Portfolio Allocation by Sector     National Info Cons            3.1%
                                       Electric Fuel                 2.3%
                                       Hot Jobs                      2.0%
                                       Superconductor                1.9%
                                       Metrocall                     1.3%
                                       Dow Jones Index, Aug, 104 P   0.9%
                                       Collectors Universe           0.8%
                                       Actionpoint.com               0.8%
          Graph                        NASDAQ 100, Jul, 94 C         0.6%
                                       Wave Sys, Jul 17.5, P         0.6%
                                       Matritech                     0.5%


                                       Top Ten Sectors

                                       Indexes                      12.0%
                                       Real Estate                  11.0%
                                       Health                        8.9%
                                       Industrial Products           7.5%
                                       Technology                    4.1%
                                       Industrial Services           3.9%
                                       US Government Bonds           2.4%
                                       Consumer Products             0.9%
                                       Natural Resources             0.2%




				TOTAL RETURN
			Through June 30, 2000
(Since new management and investment objectives--January 1995)

                              Last    Since      Date of
                  Quarter     Twelve  Changeor   First
                              Months  FirstSales Sale
Class A:(1)		13.76       24.00%    2.70%   1/07/97
Class B:		14.06%      24.15%    1.32%   1/07/97
Class C:		14.06%      24.15%    1.40% 	12/31/94
Class D:		13.98%      24.58%    2.69%   12/06/96

(1) Does not include commission load of 4.75% when purchased


				TOTAL RETURN
			Through June 30, 2000
			(Since inception--January 1982)


                              Last
                  Quarter     Twelve  Five  Ten   Since
                              Months  Year  Year  Inception

Class A:(1)       13.76%      24.00%    *     *       2.70%
Class B:          14.06%      24.15%    *     *       1.32%
Class C:          14.06%      24.15%    2.17% -4.30%  1.40%
Class D:          13.98%      24.58%    *     *       2.69%

*Shares of this Class not available for the total period
(1) Does not include commission load of 4.75% when purchased






             June 30, 2000 Semi-Annual Report


The Centurion Market Neutral Mutual Fund's 2000 performance has been outstanding, when compared with other market nuetral funds and the equity and bond market as a whole.
The year-to-date performance through June shows the Fund up 27.6% while the trailing 12 month performance is up
24.14%.

Centurion seeks to minimize the Fund's exposure to overall market movements by allocating the Fund's portfolio between long positions in securities that Centurion identifies as undervalued and short positions in securities it identifies as overvalued. Much of the recent sucess of the Fund has come from short side of the portfolio. The short side of the portfolio has taken advantage of the plethora of "pump and dump" stocks that us this strategy to temporarily inflate their share value. While the overall market averages appear to be slightly down or unchanged for the year, that would hardly paint the entire picture. There were large move-ups in the markets for the first quarter of the year followed by the nastiest sell-off experienced for the last 10 years followed by a substantial recovery. There are some sectors that have been out of favor for several years, such as the real estate investment trust, that have become the market leaders and darlings in 2000. As always, your Fund attempts to take advantage of the sector rotations to attempt to profit from both the long side and the short side of the market. It is important to remember that the general market direction should have no bearing on this Fund's performance. While past performance can be no guarantee of future performance, we believe we have find turned the market neutral strategy which should enable the Centurion Market Neutral Fund to continue to be the leader in the market neutral sector of the mutual funds.


CENTURION COUNSEL MARKET NEUTRAL FUND, INC.




Jack K. Heilbron
Chief Investment Officer




      CENTURION COUNSEL MARKET NEUTRAL
  STATEMENT OF ASSETS AND LIABILITIES
               June 30, 2000


ASSETS

Investment in Securitires, at value             $  999,661
(identified cost $1,303,713

Cash and Deposits                                   80,981
Receivables:
 Dividends                                              56
 Interest                                              237
 Investment securities sold                        352,774
 Misc                                                  400
 Margin Deposit for Securities Sold Short          539,305
                                                __________
   TOTAL ASSETS                                  1,973,414

LIABILITIES

Covered Call Options Written, at market value,
(premiums received $70,856)                         59,513
Securities Sold Short, at market value,
(sales proceeds received $182,349)                 187,269
Payables:
 Accounts payable                                    6,272
 Investment securities purchased                   303,097
 Fund shares redeemed                                    0
                                                __________

   TOTAL LIABILITIES                            $1,417,263
                                                ==========

NET ASSETS

Class A:
Net asset value and offering price per share
($9,490 divided by 2,554 shares outstanding)        $ 3.72
Class B:
Net asset value and offering price per share
($524 divided by 144 shares outstanding)            $ 3.65
Class C:
Net asset value and offering price per share
($943,357 divided by 258,698 shares outstanding)    $ 3.65
Class D:
Net asset value and offering price per share
($463,892 divided by 123,849 shares outstanding)    $ 3.75


The accompanying notes are an integral part of the financial statements




            CENTURION COUNSEL MARKET NEUTRAL FUND
               STATEMENT OF INVESTMENT SECURITIES
                        June 30, 2000


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector

                    COMMON STOCK              29.0%


       FINANCIAL SERVICES                       0.8%
200    SEI INVESTMENT                                 $  11,944
                                                                   11,944

       HEALTH                                   4.1%
300    AMGEN                                          $  21,075
500    BAXTER INTERNATIONAL                              35,156
100    EDWARDS LIFESCIENCES                               1,913

                                                                   58,144

       INDUSTRIAL PRODUCTS                      2.1%
250    PE BIOSYSTEMS                                  $  16,469
13400  SO. ENERGY HOMES             (b)                  13,400

                                                                   29,869

       INDUSTRIAL SERVICES                      5.5%
2140   OCTEL                                          $  16,719
400    QUANTA SERVICES                                   21,340
1000   STOLT OFFSHORE                                    14,125
600    TITAN CORP                                        25,800
                                                                   77,994

       NATURAL RESOURCES                        0.2%
800    PAN AMERICAN SILVER                            $   2,900
                                                                    2,900

       REAL ESTATE INVESTMENT TRUST             6.4%
9000   PRISON REALTY                                  $  27,563
2500   ENTERTAINMENT PROP TRUST                          34,844
2600   UNITED DOMINION REALTY                            28,600
                                                                   91,007

       TECHNOLOGY                               9.8%
1750   CORNERSTONE INTERNET                           $   2,953
800    CITRIX SYSTEMS                                    15,150
700    COVAD COMMUNICATION                               11,288
1000   I3 MOBILE                                         18,375
200    INTEL                                             26,738
300    KANA COMMUNICATION                                18,563
700    PEREGRINE SYSTEMS                                 24,281
200    QUALCOM                                           12,000
600    SEQUOIA SOFTWARE                                   9,825
                                                                  139,173
                                                                 ________

       TOTAL COMMON STOCKS (COST $624,141)                        411,031


       OPTIONS AND WARRANTS                   32.2%

       FINANCIAL SERVICES                      0.0%
2000   LEHMAN JAN (01) 25 P s                         $     250
                                                                      250

       HEALTH                                 12.0%
600    ALKERMES AUG 30 C s                            $  10,800
1000   ENZO BIO JAN (01) 75 C s                          21,375
1000   JOHNSON & JOHNSON JAN (02) 85 C s                 26,875
400    ELI LILLY JAN (02) 60 C s                         18,250
1000   PFIZER JAN (02) 30 C s                            21,125
17500  VETERINARY CNTRS SEP 15 C s                       68,906
14000  VETERINARY CNTRS SEP 10 P s                        1,750
2500   VETERINARY CNTRS DEC 10 P s                          313
                                                                  169,394

       INDEXES                                12.6%
2500   DJ INDX DEC (01) 60 P s                        $  57,188
2500   DJ INDX DEC (02) 116 P s                          31,563
2000   NASDAQ 100 JAN (02) 50 C s                        89,250
                                                                  178,001

       INDUSTRIAL PRODUCTS                     1.1%
1000   UNITED TECH JAN (02) 50 C s                    $  15,500
                                                                   15,500

       TECHNOLOGY                              6.6%
4000   CISCO JAN (01) 50 C s                          $  10,100
600    COMVERSE TECH JUL 95 C s                           2,475
1000   ELECTROGLAS OCT 25 C s                             3,063
600    IBM JAN (02) 80 C s                               25,500
400    KANA COMM SEP 130 C s                                375
500    LERNOUT & HAUSPIE (01) 40 P s                      5,219
300    MICROSOFT JAN (02) 80 C s                          5,550
600    NOKIA JAN (01) 40 C s                              8,963
200    QUALCOM JAN (02) 105 P s                          10,200
3000   WAVE SYSTEMS JAN (02) 17.5 P s                    22,313
                                                                   93,758
                                                                 ________
       TOTAL OPTIONS AND WARRANTS (COST $556,402)                 456,903

       FIXED INCOME                           9.3%

       U.S. GOVERNMENT AGENCY BONDS           9.3%
17.787 FNMA G93-40 ZC                                $  15,034
19.394 FNR 91-56M                                       17,862
100    US TSY BILL 9-14-00                              98,839
                                                                  131,735
                                                                _________

       TOTAL FIXED INCOME (COST $132,570)                         131,735


       TOTAL INVESTMENT IN SECURITIES       70.5%                 999,669

       COVERED CALL OPTION SECURITIES       -4.2%                 -59,513

       SECURITIES SOLD SHORT               -13.2%                -187,269
                                         ________               _________

       NET INVESTMENT IN SECURITIES         53.1%                 752,887

       CASH                                  5.7%                  80,981

       MARGIN DEPOSIT ON SECURITIES SOLD
       SHORT                                38.1%                 539,305

       OTHER ASSETS LESS LIABILITES          3.1%                  44,094

              NET ASSETS                   100.0%              $1,417,267


(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $108,312 and gross unrealized losses of $405,941.





            CENTURION COUNSEL MARKET NEUTRAL FUND
            STATEMENT OF COVERED OPTIONS WRITTEN
                        June 30, 2000


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector

         HEALTH                            -1.0%
(600)    ALKERMES JUL 50 C s                         $   (1,575)
(500)    ENZO BIO JUL 95 C s                               (688)
(500)    ENZO BIO JUL 125 C s                               (63)
(1,000)  JOHNSON & JOHNSON JUL 95 C s                    (5,750)
(400)    ELI LILLY JUL 90 C s                            (4,200)
(17,500) VETERINARY CNTRS SEP 15 C s                     (2,188)
                                                                   (14,464)

         INDEXES                           -2.2%
(2,500)  DOW JONES, JUL 104 P s                       $  (4,063)
(2,500)  DOW JONES, JUL 108 P s                          (5,938)
(5,000)  DOW JONES, AUG 104 P s                         (13,125)
(2,000)  NASDAQ, JUL 94 C s                              (8,250)
                                                                   (31,376)

         TECHNOLOGY                        -1.0%
(400)    CISICO JUL 70 C s                            $    (225)
(600)    IBM JUL 125 C s                                   (300)
(300)    KANA COMM JUL 50 C s                            (3,863)
(500)    LERNOUT HAUSPIE JUL 40 P s                        (469)
(300)    MICROSOFT AUG 90 C s                              (431)
(200)    QUALCOM OCT 105 C s                               (325)
(3,000)  WAVE SYSTEMS JUL 17.5 P s                       (8,062)
                                                                   (13,674)

         TOTAL                             -4.2%                 $ (59,513)




            CENTURION COUNSEL MARKET NEUTRAL FUND
            STATEMENT OF SECURITIES SOLD SHORT
                        June 30, 2000


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector


         TECHNOLOGY                         -13.2%
(1400)   ACTIONPOINT.COM                              $  (10,850)
(3700)   COLLECTORS UNIVERSE                             (10,869)
(2150)   ELECTRONIC FUEL                                 (32,922)
(2000)   HOTJOBS                                         (27,625)
(350)    KFORCE                                           (2,428)
(1000)   MATRITECH                                        (6,625)
(2100)   METROCALL                                       (18,900)
(3850)   NATIONAL INFO CONS                              (43,794)
(900)    SANTA CRUZ OPERATIONS                            (5,738)
(700)    SUPERCONDUCTOR                                  (27,519)
                                                                     (187,269)

         TOTAL                              -13.2%                  $(187,269)







            CENTURION COUNSEL MARKET NEUTRAL FUND

                     STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED June 30, 2000


INVESTMENT INCOME

Dividends                                        $   9,287
Interest                                            14,730

   Total investment income                       $  24,017


EXPENSES

Investment advisory fees              $   7,239
Distribution expenses                     5,274
Registration and filing fees              3,640
Fund accounting fees                     12,194
Custodian fees and expenses               4,823
Audit fees and expenses                   2,912
Directors' fees and expenses              2,912
Transfer agent fees                         946
Insurance                                 1,047
Other expenses                            1,037

  Total Expenses                                  42,024

Fees and Expenses Absorbed by
Investment Advisor                     (15,106)

  Net Expenses                                    26,918

  Net investment income (loss)                    (2,902)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT SECURITIES

Net realized gain on investments                307,883
Change in unrealized depreciation of
investments for the year                         44,603

Net loss on investments                         352,486

Net Decrease in Net Assets Resulting
from Operations                                $349,584


The accompanying notes are an integral part of the financial statements






            CENTURION COUNSEL MARKET NEUTRAL FUND
             STATEMETNS OF CHANGES IN NET ASSETS
           FOR TEH SIX MONTHS ENDED JUNE 30, 2000 AND
                 THE YEAR ENDED DECEMBER 31, 1999



                                        June 30,        December 31,
                                          2000              1999



INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

Net investment income (loss)             $   (2,902)   $   (15,314)
Net realized gain (loss) on investment      307,883       (293,443)
Net change in unrealized depreciation of
investments                                  44,603        245,658
                                         __________    ___________

  Net increase (decrease) in net assets
  resulting from operations                 349,584        (63,099)


CAPITAL SHARE TRANSACTION: (NOTE 5)
Increase from capital shares sold            33,420         27,911
Increase from capital shares reinvested           -            -
Decrease from capital shares repurchased   (584,357)    (3,280,556)
                                         ___________    ___________
Net increase (decrease) from capital
share transactions                         (550,937)    (3,252,645)
                                         ___________    ___________

Total increase (decrease) in net assets    (201,353)    (3,315,744)

NET ASSETS
Beginning of period                        1,618,616     4,934,360

End of period (includes no undistributed
investment income)                        $1,417,263    $1,618,616
                                          ==========    ==========






NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

	At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

	At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last quoted sales price on that exchange where such securities are primarily traded. Securities traded in the over-the-counter market are valued at the last sales price. Over-the-counter and listed securities that have not been traded on a certain day are valued at the average between the last bid and asked price. If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's Board of Directors. Debt securities
are valued in accordance with the procedures above.   Short-term
securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less, or at market value if maturity is greater than 60 days.


Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.
 The Fund currently has a capital loss carryforwards totaling $313,324 which begin to expire in 2002.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At June 30, 2000 the Fund had cash on deposit at one financial institution of $18,062. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. NET ASSETS

At June 30, 2000, net assets consisted of:

Net proceeds from capital stock	                               $ 2,819,337
Unrealized depreciation of securities	                            (209,287)
Unrealized depreciation of covered call options written           (104,879)
Excess distributions over accumulated net income	                 (367,775)
Undistributed net realized loss from security transactions	       (720,175)

                                                               $ 1,417,221

NOTE 3. COVERED CALL OPTIONS WRITTEN

As of June 30, 2000, portfolio securities valued at $59,513 were held by the custodian in connection with covered call options written by the Fund.

NOTE 4. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200
million and 0.50% on amounts over $1 billion.   These fees are computed
daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the six months ended June 30, 2000 Centurion received investment management fees of $0, and, it waived $7,239 of the advisory fee.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the six months ended June 30, 2000, no shares of Class A shares were sold. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.


Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the six months ended June 30, 2000, no shares were sold and there were no redemptions of Class B shares, accordingly, CISI did not collect any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.
 During the six months ended June 30, 2000, CISI received servicing and distribution fees from the Fund of $5,274.

CISI also executes some of the Fund's portfolio transactions.
During the six months ended June 30, 2000, CISI received commissions of $18,246 from the Fund for this service.


Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the six months ended June 30, 2000, CGI received transfer fees of $579 from the Fund, and, it waived $367 of the transfer agent fee.


CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the six months ended
June 30, 2000, CGI received accounting fees of $1,500 from the Fund, and, it waived $7,500 of the accounting fee.


The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) were $1,586,484 and $2,091,316, respectively. Net gain on investments for the six months ended June 30, 2000 was $352,486. That amount represents the net increase in value of investments held during the six months. The components are as follows:

              		   Realized   	   Unrealized   	       Net
	Long Position	$    246,009	$     185,793  	  $   431,802
	Covered Calls
 Written	          (103,662)      (55,079)       (158,741)
	Short Position     165,536       (86,111)         79,425
		               $  307,883    $   44,603  	    $ 352,486

As of June 30, 2000, the unrealized depreciation on investments consists of gross unrealized gains of $108,312 and gross unrealized losses of $405,941.




NOTE 6. CAPITAL SHARE TRANSACTIONS

As of June 30, 2000, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the six months ended June 30, 2000 and year ended December 31, 1998 were as follows:

	                December 31,  1999            December 31, 1999
                       Shares          Amount        Shares         Amount
Class A shares:
  Shares sold	         -             $   -	       -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -           -                -
                         -                 -           -                -
Shares redeemed          -                 -           -                -

   Net increase          -             $   -           -            $   -

Class B shares:
Shares sold              -             $   -           -            $   -
Shares issued in
   reinvestment
   of dividends          -                 -           -                -
                         -                 -           -                -
Shares redeemed          -                 -           -                -

   Net increase	         -            $    -           -            $   -

Class C shares:
  Shares sold              0                0           467        $    1,400
Shares issued in
   reinvestment
   of dividends	        -                   -            -                -
                           0                 0           467             1,400
Shares redeemed    (181,656)          (565,952)	    (951,883)       (2,852,272)

  Net decrease   $ (181,656)      $   (565,952)   $ (951,416)     $ (2,850,872)

Class D shares:
Shares sold          10,118       $     33,420    $    8,575      $     26,511
Shares issued in
   reinvestment
   of dividends	         -                -              0                 0
                     10,118                  0         8,575            26,511

Shares redeemed	   (5,720)           (18,405)     (137,905) 	    (428,284)

   Net decrease  $   (5,720)   $       (18,405)   $ (129,330)     $   (401,773)


NOTE 7. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:


		                                             Class A
		                                              Shares

                                         Six Month
                                         Ended
Per Share Operating Performance:         06/30/00 1999     1998
"Net asset value, beginning of period"    $2.92   $3.04    $3.35


INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                 0.01     -       0.02
Net gains  (losses) on investments
(both realized and unrealized)(d)          0.79   -0.12    -0.33

Total From Investment Operation            0.80   -0.12    -0.31

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income         -      -         -
Distributions from capital gains	         -      -         -

al Distributions                             -      -         -

Net asset value, end of period           $3.72   $2.94    $3.04

TOTAL RETURN (e)                         27.39% -3.95%   -8.28%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                          $  9      $  7    $   8
Ratios to net assets
Expenses, before waiver of fees         4.31%   4.05%    3.47%
Expenses, after waiver of fees          2.23%   2.87%    3.47%
Net investment income                  -2.35%  -3.45%    0.67%
Portfolio Turnover Rate	              107.00% 447.63%  522.88%
Number of Shares Outstanding
	at End of Period (000 Omitted)     3      3        3




		                                           Class B
		                                            Shares
                                         Six Month
                                         Ended

Per Share Operating Performance:	     06/30/00 1999    1998

"Net asset value, beginning of period"   $2.86   $3.00  $3.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                0.01  -0.02  -0.01
Net gains  (losses) on investments
(both realized and unrealized)(d)         0.78  -0.12  -0.32

Total From Investment Operation           0.79  -0.14  -0.33

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income        -     -      -
Distributions from capital gains	        -     -      -

al Distributions                            -     -      -

Net asset value, end of period           $3.65  $2.86   $3.00

TOTAL RETURN (e)                         27.60%-4.67%  -9.91%
RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                           $  1  $  -     $   1
Ratios to net assets
Expenses, before waiver of fees          4.95% 4.72%    4.14%
Expenses, after waiver of fees           2.88% 3.54%    4.14%
Net investment income                   -2.68%-4.12%    0.04%
Portfolio Turnover Rate	               107.00%447.63%  522.88%
Number of Shares Outstanding
	at End of Period (000 Omitted)     -       -        -







	Class C Shares (a)

                                            For the years ended December 31,

                                        Six Month
                                        Ended

Per Share Operating Performance:	    06/30/00     1999   1998

"Net asset value, beginning of period"	$2.86     $2.99  $3.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                -0.01     -0.02  -0.01
Net gains  (losses) on investments
	(both realized and unrealized) (d)	 0.80     -0.11  -0.33

Total From Investment Operation            0.79     -0.13  -0.34

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income        -         -     -
Distributions from capital gains            -         -     -

Total Distributions                         -         -     -
"Net asset value, end of period           $3.65     $2.86   $2.99

TOTAL RETURN (e)                          27.60%    -4.35% -10.25%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                           $  943     $1,259  $4,166
Ratios to net assets
Expenses, before waiver of fees            5.05%     4.80%   3.34%
Expenses, after waiver of fees             2.98%     3.62%   3.34%
Net investment income                     -2.73%     4.20%  33.00%
Portfolio Turnover Rate	                 107.00%   447.63% 522.88%
Number of Shares Outstanding
At End of Period (000 Omitted)              259      440    1,392



                                                Class D
                                                Shares
                                        Six Month
                                        Ended

Per Share Operating Performance:        06/30/00   1999    1998

Net asset value, beginning of period      $2.95    $3.05   $3.36

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                -0.01     0.01    0.02
Net gains  (losses) on investments
	(both realized and unrealized) (d)   0.80    -0.11   -0.33

Total From Investment Operation            0.80    -0.10   -0.31

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income        -        -       -
Distributions from capital gains            -        -       -

Total Distributions                         -        -       -

Net asset value, end of period            $3.75    $2.95   $3.05

TOTAL RETURN (e)                          27.10%   -3.28   -8.09%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted) $  464    $352    $760
Ratios to net assets
Expenses, before waiver of fees            4.06%   3.80%  2.96%
Expenses, after waiver of fees             1.98%   2.62%  2.96%
Net investment income                     -2.23%  -3.20%  0.85%
Portfolio Turnover Rate	                 107.00% 447.63% 522.38%
Number of Shares Outstanding
	at End of Period (000 Omitted)       124     119    249


(a)	All capital shares issued and outstanding as of
      November 6, 1996 were reclassified as Class C Shares
(b)	For the period December 9, 1996 (effective date) to December 31, 1996.
(c)	For the period January 7, 1997 (first sale date) to December 31, 1997.
(d)	Allocated between Net Investment Income and Net Gains or (Losses)
      on Securities based on monthly weighted average shares outstanding.
(e)	Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.